Organization, Consolidation and Presentation of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income

The following tables set forth the assets, liabilities and results of operations of the VIEs and their subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
	(In thousands)
Assets
Current
Cash and cash equivalents	1,510,320	2,250,298	362,682
Accounts receivable, net	1,373,443	2,744,793	442,380
Others	1,607,462	3,665,314	590,741

	4,491,225	8,660,405	1,395,803
Non-current
Fixed assets, net	1,350,852	1,796,162	289,489
Others	1,301,383	2,157,922	347,794

	2,652,235	3,954,084	637,283

Total	7,143,460	12,614,489	2,033,086

Third-party liabilities
Current
Accounts payable and accrued liabilities	2,944,821	6,073,083	978,803
Customer advances and deposits	801,626	802,362	129,317
Others	284,729	2,937,921	473,508

	4,031,176	9,813,366	1,581,628
Non-current	975,793	781,835	126,009

Total	5,006,969	10,595,201	1,707,637

Inter-company liabilities
Inter-company payable to subsidiaries for technology consulting and service fees	1,578,759	1,479,423	238,440
Others	510,821	889,530	143,366

Total	2,089,580	2,368,953	381,806

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	6,429,099	9,040,058	13,166,712	2,122,089
Net income (loss)	143,626	(248,664)	(352,125)	(56,752)
Net cash provided by operating activities	1,399,892	1,354,802	1,392,039	224,356
Net cash used in investing activities	(1,033,164)	(1,303,612)	(2,430,505)	(391,726)
Net cash (used in) provided by financing activities	(88,971)	595,132	1,778,444	286,633